Dec. 23, 2024
Clockwise Core Equity & Innovation ETF
CLOCKWISE CORE EQUITY & INNOVATION ETF - FUND SUMMARY
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clockwise Core Equity & Innovation ETF Clockwise Core Equity & Innovation ETF	[1]
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.96%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses (the “Excluded Expenses”).
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Clockwise Core Equity & Innovation ETF | Clockwise Core Equity & Innovation ETF | USD ($)	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance.

For its most recent fiscal year, the Fund’s portfolio turnover rate was 648% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest, under normal circumstances, primarily in domestic equity securities of companies that are relevant to the Fund’s investment theme of 5G enabled opportunistic investing. Clockwise Capital LLC (the “Sub-Adviser”) defines 5G enabled opportunistic investing as investing in companies that, in the Sub-Adviser’s opinion, best leverage the proliferation of 5G internet and cloud-based products and services. Examples of companies that meet the Sub-Adviser’s criteria for 5G enabled opportunistic investing may include, but are not limited to, companies focusing on artificial intelligence and machine learning, robotic and smart manufacturing, cryptocurrency and digital payments, electric vehicles and self-driving vehicles, preventative health and remote surgery, and big data and data security. The Fund will not directly invest in cryptocurrency and does not currently intend to invest in any entity whose primary business purpose is to provide exposure to cryptocurrency, but may have indirect exposure by investing in companies with exposure to cryptocurrency. That is, the Fund may invest in companies whose businesses are related to crypto assets or crypto asset infrastructure.

The Sub-Adviser’s investment thesis focuses on the meaning of time and the role it plays in people’s lives, believing that the essence of a successful investment resides in the ability of a company to save their customer’s time. The Sub-Adviser believes that those companies that best leverage the proliferation of 5G internet and cloud-based products and services will experience the greatest increases in labor productivity, fulfilling technology’s essential purpose, which is to improve people’s time. The Sub-Adviser believes that those companies that are best able to improve labor productivity and increase customer efficiencies over time will be best positioned for positive long-term growth.

The Sub-Adviser will seek to achieve the Fund’s investment objective by identifying and investing in companies capitalizing on 5G internet and cloud-based products and services. In selecting investments for the Fund, the Sub-Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on 5G internet and cloud-based products and services. The Sub-Adviser uses both “top down” and “bottom up” approaches to security selection for the Fund. The Sub-Adviser begins by using a “top down” approach employing thematic prerequisites to develop a target universe of approximately 80 companies that the Sub-Adviser believes are best positioned to leverage the proliferation of 5G internet and cloud-based products and services (the “Investment Universe”). To perform this analysis, all investment team members review new ideas during daily briefings and weekly portfolio reviews. Ideas are first screened for such thematic prerequisites from the list of companies that comprise Nasdaq, the S&P 500, and Russell 2000. The Sub-Adviser next uses a “bottom up” approach to determine which companies the Fund will invest in within the Investment Universe. As part of this process, the investment team evaluates certain minimum financial thresholds for each investment idea, including the company’s growth profile, margin opportunity, and asset turnover ratios. The Sub-Adviser makes its investment decisions primarily based on its analysis of the potential of the individual companies in the Investment Universe using its proprietary valuation scoring methodology which accounts for financial modeling of asset turnover trends and projections, market opportunity, network resilience, and historical multiple performance of each company in the Investment Universe. The Clockwise proprietary valuation scoring methodology aims to standardize valuations across growth companies. The valuation methodology takes into account variables captured by traditional valuation metrics, such as price-to-sales and price-to-earnings ratios, and non-traditional metrics such as, the company’s market penetration relative to its total addressable market, sales growth rates relative to industry peers, and profit margin profile. The combination of these variables standardizes valuations across a target set of growth companies, thereby supplying the ability to rank investment opportunities for inclusion into the fund. The Sub-Adviser then identifies, for final evaluation, those companies from the Investment Universe that, according to its fundamental analysis, hold the potential to meet or exceed specific return targets over a 5-year investment horizon. The Sub-Adviser weights securities within the portfolio based on fundamental risk-return characteristics for each individual security. Typically, 20-40 companies are held within the Fund’s portfolio, with portfolio weights of holdings ranging from 2% to 6% based on the risk-return profile of each security. Typically, the Fund will initially invest between 25% and 30% of the planned total investment in a new position, buying in several stages over time to seek to take advantage of dollar cost averaging. The Sub-Adviser’s highest conviction investment ideas are those that it believes present the best risk-reward opportunities.

As a result of the small number of positions that the Fund expects to hold in its portfolio, and because it does not intend to invest in certain sectors at all, the Fund from time to time expects to be focused in one or more of the Communications Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Healthcare Sector, Industrials Sector, Information Technology Sector, Real Estate Sector and/or Utilities Sector. The Fund will not be concentrated in any particular industry or sub-industry.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities, including common stocks, partnership interests, and other equity investments or ownership interests in business enterprises. In addition, the Fund may invest up to 95% of its net assets in such securities. The Fund’s investments will include small-, medium- and large-capitalization companies, with the Sub-Adviser focusing on investing in companies with market capitalization greater than $1 billion. Under normal circumstances, the Fund as a target will invest between 5% and 20% of the Fund’s portfolio in fixed income securities on an opportunistic basis, including short-term treasuries, money market funds, and other cash equivalents. The Fund may maintain a higher percentage of the Fund’s assets in such investments under extreme conditions.

As part of its investment strategy, the Fund may invest in covered calls with respect to securities held in the Fund’s portfolio. A covered call is a strategy in which the Fund purchases or already owns an equity security and then sells calls on that security on a share for share basis. The Sub-Adviser intends to use covered calls when it expects certain securities to trade within a specific range for a set period. This approach aims to generate income and provide protection against unique event risks. The Sub-Adviser will select strike prices based on its estimation of the intrinsic value of the security. Whether the shares are purchased before the calls are sold or purchased at the same time, the resulting position is referred to as a “covered call position.” The benefits to the Fund of investing in a covered call are: (1) the premium received from selling a covered call is income to the Fund; (2) by selling the covered call, the Fund establishes a target selling price for the security that is above the current price, and also allows the Fund to manage capital gains in the portfolio from a tax perspective; and (3) the covered call provides a limited amount of downside protection because the premium received reduces the breakeven point for owning the stock. However, if the underlying securities’ prices rise above the strike prices of the calls, those securities may be sold (“called away”), potentially limiting the Fund’s opportunity for capital growth. Therefore, the Sub-Adviser will use covered call strategies selectively.

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Investment Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Clockwise Core Equity & Innovation ETF, a former series of Capitol Series Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund that was effective as of the close of business on June 21, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. Therefore, the returns shown for periods prior to the close of business on June 21, 2024 are those of the Predecessor Fund, which had the same investment objectives and principal investment strategies as the Fund. The Sub-Adviser served as the investment adviser to the Predecessor Fund and the portfolio manager for the Fund that is an employee of the Sub-Adviser was also portfolio manager of the Predecessor Fund.

The following bar chart shows Fund’s performance for the calendar years indicated. The table that follows illustrates how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at clockwisefunds.com or by calling 1-800-610-6128.

Calendar Year Ended December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.13% for the quarter ended 3/31/2023, and the lowest quarterly return was -2.91% for the quarter ended 9/30/2023.

The Fund’s year-to-date return for the period ended September 30, 2024 was 31.11%.

Average Annual Total Returns For the Period Ended December 31, 2023
Average Annual Total Returns - Clockwise Core Equity & Innovation ETF	1 Year		Since Inception		Inception Date
Clockwise Core Equity & Innovation ETF	57.81%		0.81%		Jan. 27, 2022
Clockwise Core Equity & Innovation ETF | After Taxes on Distributions	47.03%		(2.83%)		Jan. 27, 2022
Clockwise Core Equity & Innovation ETF | After Taxes on Distributions and Sales	34.60%		(0.80%)		Jan. 27, 2022
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	[1]	6.96%	[1]	Jan. 27, 2022
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	16.44%		6.87%		Jan. 27, 2022
[1]	The Fund’s broad-based index benchmark has been changed to the S&P 500® Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that represents the overall U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Clockwise Core Equity & Innovation ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Clockwise Core Equity & Innovation ETF | Sector Risks [Member]

Sector Risks. The Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market, including the following sectors: Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Communications, Utilities and Real Estate. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

Clockwise Core Equity & Innovation ETF | Communications Sector Risk [Member]

●	Communications Sector Risk. The Fund may be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability.

Clockwise Core Equity & Innovation ETF | Consumer Discretionary Sector Risk [Member]

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Clockwise Core Equity & Innovation ETF | Consumer Staples Sector Risk [Member]

●	Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Clockwise Core Equity & Innovation ETF | Financial Sector Risk [Member]

●	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Clockwise Core Equity & Innovation ETF | Health Care Sector Risk [Member]

●	Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

Clockwise Core Equity & Innovation ETF | Industrial Sector Risk [Member]

●	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. Aerospace and defense companies, another component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Clockwise Core Equity & Innovation ETF | Information Technology Sector Risk [Member]

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Clockwise Core Equity & Innovation ETF | Real Estate Sector Risk [Member]

●	Real Estate Sector Risk. The Fund’s assets may be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Clockwise Core Equity & Innovation ETF | Utilities Sector Risk [Member]

●	Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Clockwise Core Equity & Innovation ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Clockwise Core Equity & Innovation ETF | Options [Member]

Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Clockwise Core Equity & Innovation ETF | Covered Calls [Member]

Covered Calls. The risks of selling covered calls are two-fold. The first is that that the Fund may still lose money if the price of the security declines to below the breakeven point (the strike price less the premium paid). The second is the opportunity risk of not participating in a large rise in the price of a security held in the Fund’s portfolio.

Clockwise Core Equity & Innovation ETF | Equity Market Risk [Member]

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Clockwise Core Equity & Innovation ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Clockwise Core Equity & Innovation ETF | Cryptocurrency Risk [Member]

Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrenies, the most well-known of which is bitcoin. The Fund may have exposure to Cryptocurrency indirectly through an investment in other issuers that invest in or have exposure to bitcoin. The Fund will not invest directly in any cryptocurrencies, nor will it in invest in any bitcoin futures ETFs. Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government. Crytocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. The market price of bitcoin has been subject to extreme fluctuations. If cryptocurrency markets continue to be subject to sharp fluctuations, investors may experience losses if the value of the Fund’s investments in issuers with exposure to cryptocurrencies decline. Cryptocurrencies are susceptible to theft, loss and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Any investment in cryptocurrency remains subject to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues. Such volatility can adversely affect an investment in the Fund. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of the cryptocurrency and thus the Fund’s investment.

Clockwise Core Equity & Innovation ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Clockwise Core Equity & Innovation ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Clockwise Core Equity & Innovation ETF | ETF Risks [Member]
ETF Risks.
Clockwise Core Equity & Innovation ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Clockwise Core Equity & Innovation ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Clockwise Core Equity & Innovation ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Clockwise Core Equity & Innovation ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Clockwise Core Equity & Innovation ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single security, such as those of an underlying issuer being halted or a market wide closure, settlement prices for such contracts will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Clockwise Core Equity & Innovation ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Clockwise Core Equity & Innovation ETF | Cryptocurrency Tax Risk [Member]

Cryptocurrency Tax Risk. Many significant aspects of the U.S. federal income tax treatment of investments in cryptocurrency are uncertain and an investment in cryptocurrency may produce income that is not treated as qualifying income for purposes of the income test applicable to regulated investment companies, such as the Fund. See “Status and Taxation of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information.

Clockwise Core Equity & Innovation ETF | Focused Portfolio Risk [Member]

Focused Portfolio Risk. The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Clockwise Core Equity & Innovation ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Clockwise Core Equity & Innovation ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
Clockwise Core Equity & Innovation ETF | Large-Capitalization Investing [Member]

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Clockwise Core Equity & Innovation ETF | Mid-Capitalization Investing [Member]

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Clockwise Core Equity & Innovation ETF | Small-Capitalization Investing [Member]

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Clockwise Core Equity & Innovation ETF | Market Events Risk [Member]

Market Events Risk. The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation (or expectations of inflation), deflation (or expectations of deflation), changes in the actual or perceived creditworthiness of issuers, general market liquidity, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Clockwise Core Equity & Innovation ETF | Models and Data Risk [Member]

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Clockwise Core Equity & Innovation ETF | Newer Fund Risk [Member]
Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.
Clockwise Core Equity & Innovation ETF | Newer Sub-Adviser Risk [Member]

Newer Sub-Adviser Risk. The Sub-Adviser is a recently formed entity and has only limited experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness.

Clockwise Core Equity & Innovation ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Clockwise Core Equity & Innovation ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Clockwise Core Equity & Innovation ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.